Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings

	Interest rate %	Maturity	2021	2020

Bank borrowings – domestic (i)	113% of CDI(*)	March 2021	—	10,523
Related parties				10,523
Financial institution (iii)	0.813%	May 2022	1,651,871	—
Financial institution (ii)	CDI (*)+ 0.774%	April 2023	276,911	273,564
Third parties			1,928,782	273,564
Total borrowings			1,928,782	284,087

Current			1,661,067	17,637
Non-current			267,715	266,450

(*)	Brazilian Interbank Offering Rate (CDI).
(i)	Loan agreement with Itaú Unibanco that was fully paid on March 8, 2021.
(ii)	Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.
(iii)	Loan agreement with Banco Nacional de México.